SUBSEQUENT EVENT SUBSEQUENT EVENT (Tables)	12 Months Ended
Dec. 31, 2015
Subsequent Event [Line Items]
Assets and Liabilities held-for-sale after Year-End Period [Table Text Block]
The following table presents information related to the major classes of assets and liabilities related to these additional territories, which were included in the Bottling Investments operating segment (in millions):

Inventories	$4
Prepaid expenses and other assets	1
Property, plant and equipment — net	62
Bottlers' franchise rights with indefinite lives	273
Goodwill	10
Other intangible assets	13
Allowance for reduction of assets held for sale	(296)
Total assets	$67
Accounts payable and accrued expenses	$1
Other liabilities	1
Deferred income taxes	19
Total liabilities	$21